Document and Entity Information	Sep. 08, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 08, 2022
Entity Registrant Name	CELULARITY INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38914
Entity Tax Identification Number	83-1702591
Entity Address, Address Line One	170 Park Ave
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
City Area Code	908
Local Phone Number	768-2170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001752828
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	CELU
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	CELUW
Security Exchange Name	NASDAQ